COMMITMENTS (Details) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016
Disclosure Of Commitments [Line Items]
Purchase obligations	$ 78.2	$ 53.2
Capital expenditure obligations	26.3	4.6
Operating leases	18.1	4.3
Total commitments	122.6	$ 62.1
Less than 1 yr
Disclosure Of Commitments [Line Items]
Purchase obligations	71.9
Capital expenditure obligations	22.5
Operating leases	1.5
Total commitments	95.9
1-2 yrs
Disclosure Of Commitments [Line Items]
Purchase obligations	5.7
Capital expenditure obligations	3.8
Operating leases	10.1
Total commitments	19.6
3-5 yrs
Disclosure Of Commitments [Line Items]
Purchase obligations	0.4
Capital expenditure obligations	0.0
Operating leases	6.5
Total commitments	6.9
Greater than 5 yrs
Disclosure Of Commitments [Line Items]
Purchase obligations	0.2
Capital expenditure obligations	0.0
Operating leases	0.0
Total commitments	$ 0.2